Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and in hand	¥ 23,193	¥ 20,006
Time deposits with original maturity within three months	491	785
Cash and cash equivalents	¥ 23,684	¥ 20,791	¥ 16,666	¥ 19,410